Quarterly Information (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 1,642	$ 1,435	$ 1,409	$ 1,244	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 5,730	$ 5,291	$ 4,711
Gross margin	332	358	357	298	385	299	279	219
Operating income (loss)	(7)	89	101	49	102	28	62	20	232	212	149
Income from continuing operations	(23)	58	67	38	59	23	45	19	140	146	144
Income (loss) from discontinued operations, net of tax	3	(1)	13	(9)	(68)	(7)	(12)	(6)	6	(93)	(10)
Net income attributable to NCR	$ (20)	$ 57	$ 80	$ 29	$ (9)	$ 16	$ 33	$ 13	$ 146	$ 53	$ 134
Net (loss) income per common share from continuing operations
Basic (in dollars per share)	$ (0.14)	$ 0.36	$ 0.42	$ 0.24	$ 0.37	$ 0.15	$ 0.29	$ 0.12	$ 0.88	$ 0.92	$ 0.90
Diluted (in dollars per share)	$ (0.14)	$ 0.35	$ 0.41	$ 0.23	$ 0.37	$ 0.14	$ 0.28	$ 0.12	$ 0.85	$ 0.91	$ 0.89
Net income (loss) per common share
Basic (in dollars per share)	$ (0.12)	$ 0.36	$ 0.50	$ 0.18	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.92	$ 0.34	$ 0.84
Diluted (in dollars per share)	$ (0.12)	$ 0.35	$ 0.49	$ 0.18	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.89	$ 0.33	$ 0.83